                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    SLS Management, LLC
Address: 140 West 57th Street, Suite 7B
         New York, New York 10019


Form 13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Rohlfing
Title:   Controller
Phone:   (212)537-3605

Signature, Place, and Date of Signing:

         /s/  Steven Rohlfing    New York, New York    11/4/00
         ____________________    __________________    _______
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     $193,964
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                              PORTFOLIO APPRAISAL
                                                                    FORM 13F
                                                                 September 30, 2000

    ITEM 1            ITEM 2        ITEM 3        ITEM 4              ITEM 5          ITEM 6    ITEM 7             ITEM 8
    ------            ------        ------        ------              ------          ------    ------             ------
                                                FAIR                           INVESTMENT
                      TITLE         CUSIP       MARKET      SHRS OR             DISCRETION     OTHER         VOTING AUTHORITY
NAME OF ISSUER       OF CLASS       NUMBER      VALUE       PRN AMT  SH/PRN  SOLE      SHARED  MANAGERS   SOLE     SHARED   NONE
                                                (thousands)
--------------       --------       ------      ------      -------  ------  ----      ------  --------   ------   ------   ----
Voicestream
 Wireless Corp.      Common       928615103   10,271,531     88,500    SH      88,500        0    NO         88,500        0
Casino Data Systems  Common       147583108    9,426,228  1,346,604    SH   1,251,621   94,983    NO      1,251,621   94,983
Bally Total Fitness
  Hldgs              Common       05873K108    8,937,475    357,499    SH     332,349   25,150    NO        332,349   25,150
Merrill Lynch
 & Co., Inc          Common       590188108    8,355,600    126,600    SH     117,775    8,825    NO        117,775    8,825
Healthsouth Corp.    Common       421924101    8,342,269  1,034,700    SH     961,093   73,607    NO        961,093   73,607
Associates First
  Capital Corp       Common       046008108    8,170,000    215,000    SH     199,693   15,307    NO        199,693   15,307
Davita Inc           Common       89151A107    7,549,500  1,006,600    SH     936,436   70,164    NO        936,436   70,164
Park Place
 Entertainment       Common       700690100    6,890,950    455,600    SH     423,845   31,755    NO        423,845   31,755
Lehman Brothers
  Holdings           Common       524908100    5,945,000     40,000    SH      36,434    3,566    NO         36,434    3,566
Birmingham Steel
  Corp               Common       091250100    5,148,981  1,915,900    SH   1,784,327  131,573    NO      1,784,327  131,573
Pactiv Corporation   Common       695257105    4,903,481    438,300    SH     407,750   30,550    NO        407,750   30,550
AT&T Corp            Common       001957109    4,671,650    160,400    SH     149,219   11,181    NO        149,219   11,181
Applied Power Inc.   Common       G04397108    4,631,250     95,000    SH      88,378    6,622    NO         88,378    6,622
Station Casinos Inc. Common       857689103    4,631,250    325,000    SH     302,348   22,652    NO        302,348   22,652
UST, Inc.            Common       902911106    4,575,000    200,000    SH     185,421   14,579    NO        185,421   14,579
Key3Media Group Inc  Common       49326R104    4,508,984    412,250    SH     384,004   28,246    NO        384,004   28,246
Charter Communi-
 cations, Inc.       Common       16117M107    4,066,406    250,000    SH     232,575   17,425    NO        232,575   17,425
Mattel, Inc.         Common       577081102    4,062,181    363,100    SH     337,792   25,308    NO        337,792   25,308
Textron Inc.         Common       883203101    3,824,325     82,800    SH      77,029    5,771    NO         77,029    5,771
Laser Mortgage
 Mgt., Inc.          Common       51806D100    3,609,769  1,178,700    SH   1,092,338   86,362    NO      1,092,338   86,362
Hasbro Inc.          Common       418056107    3,511,312    307,000    SH     285,602   21,398    NO        285,602   21,398
Radio Unica
 Communications Corp Common       75040Q106    3,354,870    865,773    SH     806,976   58,797    NO        806,976   58,797
First Union
  Corporation        Common       337358105    3,218,750    100,000    SH      93,030    6,970    NO         93,030    6,970
WMS Industries
  Inc.               Common       929297109    3,150,000    140,000    SH     130,243    9,757    NO        130,243    9,757
AT& T Canada         Common       00207Q202    3,050,000    100,000    SH      92,710    7,290    NO         92,710    7,290


                                4




Marvel Enter-
 prises Inc.         Common       57383M108    2,939,950    904,600    SH     841,419   63,181    NO        841,419   63,181
Sprint FON Group     Common       852061100    2,931,250    100,000    SH      93,030    6,970    NO         93,030    6,970
C-Cube Micro-
 systems             Common       12501N108    2,767,500    135,000    SH     125,591    9,409    NO        125,591    9,409
Cablevision
 Systems Corp.       Common       12686C109    2,670,000     40,000    SH      37,212    2,788    NO         37,212    2,788
AT&T Corp. Liberty
  Media Group        Common       001957208    2,646,250    145,000    SH     134,894   10,106    NO        134,894   10,106
R.J. Reynolds
  Tobacco            Common       76182K105    2,580,000     80,000    SH      74,424    5,576    NO         74,424    5,576
Amazon.com           Common       023135106    2,460,000     64,000    SH      59,470    4,530    NO         59,470    4,530
Phillip Morris
  Companies          Common       718154107    2,355,000     80,000    SH      74,424    5,576    NO         74,424    5,576
Methanex Corp.       Common       59151K108    2,305,969    455,500    SH     424,135   31,365    NO        424,135   31,365
United Micro-
 electronics Corp    Common       910873207    2,196,875    185,000    SH     172,106   12,894    NO        172,106   12,894
SPX Corp.            Common       784635104    2,129,062     15,000    SH      13,955    1,045    NO         13,955    1,045
McDonalds Corp.      Common       580135101    2,113,125     70,000    SH      65,121    4,879    NO         65,121    4,879
Nabisco Group
 Holdings            Common       62952P102    2,026,350     71,100    SH      66,144    4,956    NO         66,144    4,956
Cendant
 Corporation         Common       151313103    1,903,125    175,000    SH     162,173   12,827    NO        162,173   12,827
OfficeMax, Inc.      Common       67622M108    1,898,812    533,000    SH     495,849   37,151    NO        495,849   37,151
Johns Manville
 Corp.               Common       478129109    1,696,875    150,000    SH     139,545   10,455    NO        139,545   10,455
International
 Game Technology     Common       459902102    1,681,250     50,000    SH      46,515    3,485    NO         46,515    3,485
Packaging Corp
 of America          Common       695156109    1,661,587    150,200    SH     139,327   10,873    NO        139,327   10,873
Comcast Corp.        Common       200300200    1,637,500     40,000    SH      37,212    2,788    NO         37,212    2,788
Golden West
 Financial Corp      Common       381317106    1,565,850     29,200    SH      27,164    2,036    NO         27,164    2,036
Knight/Trimark
 Group Inc.          Common       499063105    1,440,000     40,000    SH      39,728      272    NO         39,728      272
Qualcomm, Inc.       Common       747525103    1,425,000     20,000    SH      18,606    1,394    NO         18,606    1,394
Lyondell Chemical
  Company            Common       552078107    1,181,250    100,000    SH      93,030    6,970    NO         93,030    6,970
Cox Communications   Common       224044107    1,147,500     30,000    SH      27,909    2,091    NO         27,909    2,091
Morgan Stanley
 Dean Witter         Common       617446448    1,051,531     11,500    SH      10,058    1,442    NO         10,058    1,442
Methode
 Electronics         Common       591520200      771,037     17,400    SH      16,124    1,276    NO         16,124    1,276
Goldman Sachs
 Group               Common       38141G104      763,381      6,700    SH       6,700        0    NO          6,700        0
Telespectrum
 Worldwide           Common       87951U109      656,687  1,050,700    SH     978,916   71,784    NO        978,916   71,784
Bear Sterns
 Companies           Common       073902108      650,000     10,000    SH       9,303      697    NO          9,303      697
McDermott
 International       Common       580037109      566,500     51,500    SH      47,910    3,590    NO         47,910    3,590


                                5




MDU Communications
  Intl               Common       582828109      293,750    200,000    SH     185,482   14,518    NO        185,482   14,518
Stratos Lightwave
  Put 3/01 Strike
  45                 Common       8631000O1       19,250         10    SH           8        2    NO              8        2
GM Hughes Electronic
  Call Dec Strike
  35                 Common       370442OLG    1,025,000      2,500    SH       2,326      174    NO          2,326      174












































                                6
02740001.AA6